Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Reserve of exchange differences on translation [member]	Reserve of change in value of time value of options [member]	Reserve of equity component of convertible instruments [member]	Retained earnings [member]	Total
Beginning balance at Jun. 30, 2019	$ 31,599,639	$ 198,091	$ 3,603,916		$ (36,819,107)	$ (1,417,461)
IfrsStatementLineItems [Line Items]
Loss for the year					(2,321,827)	(2,321,827)
Exchange difference on translation of foreign operations		(4,205)				(4,205)
Total other comprehensive income		(4,205)			(2,321,827)	(2,326,032)
Issue of ordinary shares	2,431,849					2,431,849
Share issue costs	(52,097)					(52,097)
Shares cancelled during the year	(800,000)					(800,000)
Exchange difference on translation of foreign operations		4,205				4,205
Ending balance at Jun. 30, 2020	33,179,391	193,886	3,603,916		(39,140,934)	(2,163,741)
IfrsStatementLineItems [Line Items]
Loss for the year					(995,766)	(995,766)
Exchange difference on translation of foreign operations		(1,653)				(1,653)
Total other comprehensive income		(1,653)			(995,766)	(997,419)
Issue of ordinary shares	2,335,832					2,335,832
Share issue costs	(10,150)					(10,150)
Exchange difference on translation of foreign operations		1,653				1,653
Ending balance at Jun. 30, 2021	35,505,073	192,233	3,603,916		(40,136,700)	(835,478)
IfrsStatementLineItems [Line Items]
Loss for the year					(5,090,327)	(5,090,327)
Exchange difference on translation of foreign operations		48,453				48,453
Total other comprehensive income		(48,453)			(5,090,327)	(5,041,874)
Issue of ordinary shares	10,516,298					10,516,298
Share issue costs	(983,334)					(983,334)
Exchange difference on translation of foreign operations		(48,453)				(48,453)
Issue of convertible notes				140,721		140,721
Issue of warrants			363,282			363,282
Issue of performance rights			1,054,776			1,054,776
Ending balance at Jun. 30, 2022	$ 45,038,037	$ 143,780	$ 5,021,974	$ 140,721	$ (45,227,027)	$ 5,117,485